Stock Option Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Percentage of common stock shares issued and outstanding	5.00%
Stock option exercisable period	10 years
Percentage of the fair market value of the common stock on the grant date	100.00%
The weighted average fair value at the grant date of options granted	$ 13.41	$ 13.03	$ 10.47
The total intrinsic value of options exercised	$ 99,000	$ 109,000	$ 182,000
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans	$ 241,000
Cost of recognized weighted-average period	6 years 8 months 12 days
1999 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	200,000
Stock Option Plan expiration date	Apr. 13, 2009
2009 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	75,000
Stock Option Plan effective date	Apr. 14, 2009
Options granted to employees	37,750